Financial instruments (Tables)	12 Months Ended
Mar. 31, 2015
Schedule of Changes in Fair Value of Derivatives Designated as Fair Value Hedges and Hedged Items Recognized in Consolidated Statements Of Income

Changes in the fair value of the derivatives designated as fair value hedges and the hedged items recognized in the consolidated statements of income for the fiscal year ended March 31, 2013, 2014 and 2015 are as follows:

	2013
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
	Millions of yen
Other, net	¥(0)	¥0

	2014
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
	Millions of yen
Other, net	¥57	¥(57)

	2015
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
	Millions of yen
Other, net	¥(57)	¥57

Schedule of Changes in Fair Value of Cash Flow Hedges Recorded in Other Comprehensive Income (Loss)

Changes in the fair value of cash flow hedges recorded in other comprehensive income (loss) for the fiscal years ended March 31, 2014 and 2015 are as follows:

	2014	2015
	Millions of yen
Forward exchange contracts	¥(311)	¥67
Interest rate swap agreements	(136)	(1,457)
Currency swap agreements	(5,040)	1,611

Total	¥(5,487)	¥221

Schedule of Amounts of Gain (Loss) on Cash Flow Hedges Reclassified from Accumulated Other Comprehensive Income (Loss) into Net Income

Amounts of gain (loss) on cash flow hedges reclassified from accumulated other comprehensive income (loss) into net income for the fiscal years ended March 31, 2013, 2014 and 2015 are as follows:

	Consolidated statements of income item	2013	2014	2015
		Millions of yen
Forward exchange contracts	Other, net	¥9	¥121	¥(1,990)
Interest rate swap agreements	Other, net	(914)	(576)	(1,001)
Currency swap agreements	Other, net	3,362	2,565	5,485

Total		¥2,457	¥2,110	¥2,494

Schedule of Changes in Fair Value of Derivatives Not Designated as Hedging Instruments Recorded in Consolidated Statements Of Income

Changes in the fair value of the derivatives not designated as hedging instruments recorded in the consolidated statements of income for the fiscal years ended March 31, 2013, 2014 and 2015 are as follows:

	Consolidated statements of income item	2013	2014	2015
		Millions of yen
Forward exchange contracts	Other, net	¥(815)	¥1,779	¥(1,613)
Interest rate swap agreements	Other, net	152	575	(432)
Currency swap agreements	Other, net	(34)	1,460	(1,457)
Currency option agreements	Other, net	727	585	201
Forward contracts	Other, net	—	—	(145)

Total		30	4,399	(3,446)

Schedule of Estimated Fair Value of Financial Instruments

The table that follows provides the estimated fair value of financial instruments. Assets and liabilities with carrying amounts that approximate fair values, such as cash and cash equivalents, notes and accounts receivable, trade, short-term borrowings, accounts payable, trade, and accrued payroll are not included in the table. Fair value information regarding “Marketable securities and other investments” is disclosed in note 8.

	2014		2015
	Carrying amount	Fair value	Carrying amount	Fair value
	Millions of yen
Long-term debt including current portion	¥3,909,024	¥4,108,377	¥4,059,104	¥4,200,707

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

The fair value of derivative instruments and amounts recognized in the consolidated balance sheets at March 31, 2014 and 2015 are as follows. The fair value of derivative instruments are measured by inputs derived principally from observable market data provided by financial institutions.

	2014	2015
	Millions of yen
Assets
Derivatives designated as hedging instruments:
Forward exchange contracts
Prepaid expenses and other current assets	¥382	¥1,437
Other assets	—	219
Interest rate swap agreements
Prepaid expenses and other current assets	60	—
Currency swap agreements
Other assets	33,349	76,638

Subtotal	33,791	78,294

Derivatives not designated as hedging instruments:
Forward exchange contracts
Prepaid expenses and other current assets	579	879
Other assets	88	2
Interest rate swap agreements
Prepaid expenses and other current assets	—	0
Other assets	604	1
Currency swap agreements
Prepaid expenses and other current assets	1,456	—
Currency option agreements
Prepaid expenses and other current assets	8	—
Other assets	282	474

Subtotal	3,017	1,356

Total	¥36,808	¥79,650

	2014	2015
	Millions of yen
Liabilities
Derivatives designated as hedging instruments:
Forward exchange contracts
Other (Current liabilities)	¥13	¥1
Interest rate swap agreements
Other (Current liabilities)	26	125
Other (Long-term liabilities)	1,439	2,795
Currency swap agreements
Other (Long-term liabilities)	571	777

Subtotal	2,049	3,698

Derivatives not designated as hedging instruments:
Forward exchange contracts
Other (Current liabilities)	473	469
Other (Long-term liabilities)	35	284
Interest rate swap agreements
Other (Current liabilities)	124	211
Other (Long-term liabilities)	454	196
Currency option agreements
Other (Current liabilities)	11	—
Other (Long-term liabilities)	74	80
Forward contracts
Other (Current liabilities)	—	145

Subtotal	1,171	1,385

Total	¥3,220	¥5,083

Designated as Hedging Instrument
Schedule of Notional Amounts of Outstanding Derivative Positions

The notional principal amounts of cash flow hedges at March 31, 2014 and 2015 are as follows:

	2014	2015
	Millions of yen
Forward exchange contracts	¥8,442	¥20,022
Interest rate swap agreements	78,242	138,912
Currency swap agreements	¥147,798	¥209,968

Not Designated as Hedging Instrument
Schedule of Notional Amounts of Outstanding Derivative Positions

The notional principal amounts of the derivatives not designated as hedging instruments at March 31, 2014 and 2015 are as follows:

	2014	2015
	Millions of yen
Forward exchange contracts	¥49,125	¥64,466
Interest rate swap agreements	337,010	271,471
Currency swap agreements	4,300	—
Currency option agreements	85,338	48,740
Forward contracts	—	3,499